Non-Current Financial Assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Non-Current Financial Assets
Note 7:
Non-Current
Financial Assets

	December 31,
	2017	2018	2019
	(Amounts in thousands of Euros)
Research tax credit	—	—	9,764
Pledged securities and other non-current financial assets	1,102	4,226	4,314
Deposits	577	1,374	1,359
Liquidity contract	1,333	432	1,051

Total non-current assets	3,012	6,033	16,488

The
non-current
financial assets are composed of portion
s
repaid in more than one year of research tax credit, security deposits paid to premises’ lessors, pledged securities not used as of December 31, 2019 and the liquidity contract.
Under the liquidity contract, 9,000 treasury shares were allocated as a reduction of Shareholders’ Equity as at December 31, 2019 with the cash balance being maintained in financial assets.
Research tax credit
The Company benefits from the provisions in Articles 244 quater B and 49 septies F of the French Tax Code related to the Research Tax Credit. In compliance with the principles described in Note 3.13 to the financial statements for the year ended December 31, 2018, the Research Tax Credit is posted to the accounts as “Other Income” during the year with which the eligible research expenditures are associated.
Beginning in the fiscal year ending December 31, 2019, the Company will no longer benefit from the immediate reimbursement of the Research Tax Credit due to the loss of its
SMEs status under EU law. The Research Tax Credit will now be refunded three
years after the tax declaration in
the event
the Company
cannot
offset it against corporate income tax due.
The repayable portion of the Research Tax Credit in more than one year is recorded in other non-current
assets.
The variance in Research Tax Credit during the three years presented is presented as follow:

Amount in thousands of Euros
Opening balance sheet receivable as of January 1, 2017	7,228
+ Operating revenue	9,217
- Payment received	(7,341)
- Adjustement	113

Closing balance sheet receivable as of December 31, 2017	9,217

Amount in thousands of Euros
Opening balance sheet receivable as of January 1, 2018	9,217
+ Operating revenue	10,829
- Payment received	(9,479)
- Adjustement	262

Closing balance sheet receivable as of December 31, 2018	10,829

Amount in thousands of Euros
Opening balance sheet receivable as of January 1, 2019	10,829
+ Operating revenue	9,764
- Payment received	(10,835)
- Adjustement	6

Closing balance sheet receivable as of December 31, 2019	9,764

The Company accounted as other revenue a research tax credit of €9.8 million as of December 31, 2019 and of €10.8 million as of December 31, 2018.